SEGMENT INFORMATION (Tables) (10-K)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
SEGMENT INFORMATION [Abstract]
Schedule of Segment Reporting Information, by Segment
The tables below present segment information for the periods identified and provide reconciliations of segment information to total consolidated information (in thousands).

Three Months Ended September 30, 2013	Corporate	USA	Brazil	Consolidated
Revenues	$-	$3,065	$5,660	$8,725
Cost of goods sold	-	2,332	5,623	7,955
Gross profit	-	733	37	770
Depreciation and amortization (in selling, general and administrative)	(6)	(119)	(177)	(302)
Other operating expense	(1,292)	(622)	(1,218)	(3,132)
Loss from operations	$(1,298)	$(8)	$(1,358)	$(2,664)

Net loss attributable to RiceBran Technologies shareholders	$(1,433)	$(8)	$(630)	$(2,071)
Interest expense	666	-	418	1,084
Depreciation (in cost of goods sold)	-	207	468	675
Purchases of property	6	19	1,026	1,051

Nine Months Ended September 30, 2013	Corporate	USA	Brazil	Consolidated
Revenues	$-	$9,099	$17,723	$26,822
Cost of goods sold	-	6,895	16,913	23,808
Gross profit	-	2,204	810	3,014
Depreciation and amortization (in selling, general and administrative)	(17)	(358)	(576)	(951)
Other operating expense	(3,627)	(1,743)	(3,404)	(8,774)
Loss from operations	$(3,644)	$103	$(3,170)	$(6,711)

Net income (loss) attributable to RiceBran Technologies shareholders	$(8,255)	$103	$(1,699)	$(9,851)
Interest expense	1,541	-	1,338	2,879
Depreciation (in cost of goods sold)	-	665	1,359	2,024
Purchases of property	12	147	2,142	2,301

Three Months Ended September 30, 2012	Corporate	USA	Brazil	Consolidated
Revenues	$-	$3,065	$6,284	$9,349
Cost of goods sold	-	2,184	5,289	7,473
Gross profit	-	881	995	1,876
Depreciation and amortization (in selling, general and administrative)	(175)	(145)	(201)	(521)
Intersegment fees	57	-	(57)	-
Impairment of property	-	-	-	-
Other operating expense	(836)	(662)	(1,211)	(2,709)
Loss from operations	$(954)	$74	$(474)	$(1,354)

Net income (loss) attributable to RiceBran Technologies shareholders	$(220)	$73	$(221)	$(368)
Interest expense	173	-	325	498
Depreciation (in cost of goods sold)	-	179	399	578
Purchases of property	-	6	2,025	2,031

Nine Months Ended September 30, 2012	Corporate	USA	Brazil	Consolidated
Revenues	$-	$9,629	$19,177	$28,806
Cost of goods sold	-	6,737	16,689	23,426
Gross profit	-	2,892	2,488	5,380
Depreciation and amortization (in selling, general and administrative)	(246)	(784)	(661)	(1,691)
Intersegment fees	169	-	(169)	-
Impairment of property	-	(1,069)	-	(1,069)
Other operating expense	(3,559)	(1,959)	(3,711)	(9,229)
Loss from operations	$(3,636)	$(920)	$(2,053)	$(6,609)

Net loss attributable to RiceBran Technologies shareholders	$(7,229)	$(937)	$(1,232)	$(9,398)
Interest expense	494	17	792	1,303
Depreciation (in cost of goods sold)	-	714	1,218	1,932
Purchases of property	-	72	5,752	5,824

The table below presents segment information for the years identified and provides a reconciliation of segment information to total consolidated information (in thousands).

	2012
	Corporate	USA	Brazil	Consolidated

Revenues	$-	$12,633	$25,090	$37,723
Cost of goods sold	-	8,946	22,705	31,651
Gross profit	-	3,687	2,385	6,072
Intersegment fees	347	-	(347)	-
Depreciation and amortization (in selling, general and administrative)	(197)	(1,006)	(859)	(2,062)
Impairment of property	-	(1,069)	-	(1,069)
Other operating expenses	(4,768)	(2,364)	(4,496)	(11,628)
Loss from operations	$(4,618)	$(752)	$(3,317)	$(8,687)

Net loss attributable to RiceBran Technologies shareholders	$(7,046)	$(770)	$(1,693)	$(9,509)
Interest expense	(743)	(17)	(1,166)	(1,926)
Depreciation (in cost of goods sold)	-	(899)	(1,651)	(2,550)
Purchases of property	1	150	6,331	6,482
Property, net, end of period	36	8,731	19,690	28,457
Goodwill, end of period	-	-	4,773	4,773
Intangible assets, net, end of period	-	1,133	1,442	2,575
Total assets, end of period	3,201	11,609	32,196	47,006

	2011
	Corporate	USA	Brazil	Consolidated

Revenues	$-	$10,700	$26,257	$36,957
Cost of goods sold	-	7,566	21,820	29,386
Gross profit	-	3,134	4,437	7,571
Intersegment fees	(439)	-	439	-
Depreciation and amortization (in selling, general and administrative)	(119)	(1,306)	(1,226)	(2,651)
Impairment of intangibles and property	(240)	(1,352)	-	(1,592)
Recoveries from former customers	-	1,800	-	1,800
Other operating expenses	(5,556)	(3,728)	(5,428)	(14,712)
Loss from operations	$(6,354)	$(1,452)	$(1,778)	$(9,584)

Net loss attributable to RiceBran Technologies shareholders	$(6,875)	$(1,631)	$(1,593)	$(10,099)
Interest expense	(619)	(180)	(964)	(1,763)
Depreciation (in cost of goods sold)	-	(993)	(1,336)	(2,329)
Purchases of property	-	98	6,769	6,867
Property, net, end of period	263	11,899	15,833	27,995
Goodwill, end of period	-	-	5,240	5,240
Intangible assets, net, end of period	-	1,612	2,316	3,928
Total assets, end of period	4,672	14,219	33,341	52,232

Revenue by Geographic Area
The following table presents revenue by geographic area for the three and nine months ended September 30, 2013 and 2012 (in thousands).

	Three Months		Nine Months
	2013	2012	2013	2012
United States	$3,052	$2,685	$9,714	$8,501
Brazil	4,048	4,626	13,845	14,397
Other international	1,625	2,038	3,263	5,908
Total revenues	$8,725	$9,349	$26,822	$28,806
The following table presents revenues data by geographic area (in thousands):
	2012	2011

United States	$16,177	$9,178
Brazil	18,266	19,141
Other international	3,280	8,638
Total revenues	$37,723	$36,957